UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited) Investments June 30, 2015 (Unaudited)

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Only Portfolio

June 30, 2015

1.803305.111

TO-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 102.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 10.8%
U.S. Treasury Notes
7/15/15	0.05 to 0.08%	$ 1,172,513	$ 1,175,515
U.S. Treasury Obligations - 91.6%
U.S. Treasury Bills
7/2/15 to 10/1/15	0.01 to 0.15	4,129,000	4,128,828
U.S. Treasury Notes
7/15/15 to 4/30/17	0.03 to 0.13 (b)	5,814,323	5,822,926
			9,951,754
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $11,127,269)	11,127,269
NET OTHER ASSETS (LIABILITIES) - (2.4)%	(263,236)
NET ASSETS - 100%	$ 10,864,033
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2015, the cost of investment securities for income tax purposes was $11,127,269,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Tax-Exempt Portfolio

June 30, 2015

1.803304.111

TAX-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.1%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.03% 7/1/15, VRDN (b)	$ 6,100	$ 6,100
Series 2014 B, 0.03% 7/1/15, VRDN (b)	7,500	7,500
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.03% 7/1/15, VRDN (b)	1,800	1,800
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.03% 7/2/15, VRDN (b)	1,400	1,400
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.03% 7/1/15, VRDN (b)	5,300	5,300
		22,100
Alaska - 0.3%
Alaska Indl. Dev. & Export Auth. Rev.:
(Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.06% 7/7/15, LOC MUFG Union Bank NA, VRDN (b)	1,500	1,500
(Greater Fairbanks Hosp. Proj.) Series 2009 B, 0.06% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,000	6,000
		7,500
Arizona - 0.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.):
Series 2008 E, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	2,300	2,300
Series 2008 F, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
(Catholic Healthcare West Proj.):
Series 2005 B, 0.08% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Series 2008 B, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	2,200	2,200
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.11% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,200	1,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,600	$ 3,600
Series ROC II R 11980 X, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,030	3,030
		19,330
Arkansas - 0.3%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.13% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	6,000	6,000
California - 2.8%
California Gen. Oblig. Series 2003 C3, 0.07% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,600	1,600
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2005 H, 0.06% 7/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	17,500	17,500
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	3,600	3,600
Los Angeles Cmnty. College District Participating VRDN Series RBC O 4, 0.07% 7/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	2,000	2,000
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.12% 7/7/15 (Liquidity Facility Bank of America NA) (b)(e)	4,980	4,980
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.05% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	32,995	32,995
		62,675
Colorado - 0.3%
Colorado Univ. Co. Hosp. Auth. Rev. Series 2011 A, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	4,690	4,690
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.07% 7/7/15 (Liquidity Facility Royal Bank of Canada) (b)(e)	1,800	1,800
		6,490
Connecticut - 0.7%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale Univ. Proj.) Series U2, 0.05% 7/7/15, VRDN (b)	9,100	9,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Connecticut - continued
Connecticut Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN Series 15 XF0091, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 2,315	$ 2,315
Series 2014 D, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	2,000	2,000
Connecticut Hsg. Fin. Auth. Series 2013 B6, 0.07% 7/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	2,580	2,580
		15,995
District Of Columbia - 1.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.08% 7/7/15, LOC Freddie Mac, VRDN (b)	3,245	3,245
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.14% 7/7/15, LOC Bank of America NA, VRDN (b)	1,375	1,375
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.07% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	3,070	3,070
Series 1998 A Tranche III, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	1,870	1,870
(Washington Drama Society, Inc. Proj.) Series 2008, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,250	2,250
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 B, 0.06% 7/7/15, LOC Royal Bank of Canada, VRDN (b)	2,700	2,700
		21,665
Florida - 1.5%
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,625	5,625
Miami-Dade County Series 2014 A, 0.07% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	4,700	4,700
North Broward Hosp. District Rev. Series 2005 A, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	6,800	6,800
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.06% 7/7/15, LOC Northern Trust Co., VRDN (b)	1,700	1,700

	Principal Amount (000s)	Value (000s)
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.07% 7/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	$ 8,600	$ 8,600
Palm Beach County Rev. (Hospice of Palm Beach Proj.) Series 2001, 0.08% 7/7/15, LOC Northern Trust Co., VRDN (b)	1,000	1,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	6,000	6,000
		34,425
Georgia - 0.9%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.03% 7/1/15, LOC Wells Fargo Bank NA, VRDN (b)	1,765	1,765
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	1,700	1,700
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.06% 7/7/15, LOC Branch Banking & Trust Co., VRDN (b)	5,400	5,400
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.06% 7/7/15, LOC Branch Banking & Trust Co., VRDN (b)	12,370	12,370
		21,235
Illinois - 4.6%
Chicago Wtr. Rev.:
Series 2000-1, 0.17% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	1,500	1,500
Series 2004 A1, 0.17% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	5,300	5,300
Series 2004 A2, 0.17% 7/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,000	5,000
Illinois Fin. Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 2008 B, 0.07% 7/7/15, LOC Barclays Bank PLC, LOC JPMorgan Chase Bank, VRDN (b)	3,620	3,620
(Northwest Cmnty. Hosp. Proj.):
Series 2008 B, 0.06% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	4,465	4,465
Series 2008 C, 0.06% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	7,565	7,565
(OSF Healthcare Sys. Proj.) Series 2009 C, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	4,700	4,700
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Spertus Institute of Jewish Studies Proj.) 0.08% 7/7/15, LOC Northern Trust Co., VRDN (b)	$ 8,900	$ 8,900
Participating VRDN:
Series Putters 0022, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,795	3,795
Series Putters 3379, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Series 2011 A, 0.04% 7/1/15, LOC Bank of America NA, VRDN (b)	2,000	2,000
Series 2011 B, 0.03% 7/1/15, LOC Wells Fargo Bank NA, VRDN (b)	6,050	6,050
Series 2012 G, 0.07% 7/7/15, LOC Bank of Montreal Chicago CD Prog., VRDN (b)	1,500	1,500
Illinois Gen. Oblig.:
Series 2003 B2, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	25,200	25,200
Series 2003 B3, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	9,050	9,050
Series 2003 B4, 0.07% 7/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	8,500	8,500
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	1,370	1,370
		103,510
Indiana - 3.3%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.03% 7/1/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,950	3,950
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.09% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	5,000	5,000
Series 2008 F, 0.08% 7/7/15, LOC Bank of New York, New York, VRDN (b)	33,850	33,850
Series 2008 G, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Series 2008 J, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	4,700	4,700
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	13,215	13,215

	Principal Amount (000s)	Value (000s)
(Indiana Univ. Health Obligated Group Proj.):
Series 2011 D, 0.06% 7/7/15, LOC Northern Trust Co., VRDN (b)	$ 3,275	$ 3,275
Series 2011 E, 0.08% 7/7/15, LOC Bank of America NA, VRDN (b)	2,600	2,600
Indiana Fin. Auth. Rev. (Ascension Health Proj.) 0.07% 7/7/15, VRDN (b)	3,700	3,700
		74,290
Iowa - 0.8%
Iowa Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2000 D, 0.06% 7/7/15, VRDN (b)	17,000	17,000
Kansas - 0.3%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.07% 7/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300	6,300
Kentucky - 0.8%
Louisville & Jefferson County:
Series 2011 B, 0.03% 7/1/15, LOC JPMorgan Chase Bank, VRDN (b)	1,900	1,900
Series 2013 C, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	16,000	16,000
		17,900
Louisiana - 2.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.07% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	36,040	36,040
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	5,400	5,400
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 0.08% 7/7/15, VRDN (b)	1,000	1,000
(C-Port LLC Proj.) Series 2008, 0.13% 7/7/15, LOC Bank of America NA, VRDN (b)	2,350	2,350
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 A, 0.07% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,600	2,600
Series 2010 B, 0.07% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	3,900	3,900
		51,290
Maryland - 0.9%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.05% 7/7/15, VRDN (b)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Adventist Healthcare Proj.) Series 2005 A, 0.07% 7/7/15, LOC MUFG Union Bank NA, VRDN (b)	$ 2,000	$ 2,000
(Anne Arundel Health Sys. Proj.) Series 2009 B, 0.06% 7/7/15, LOC Bank of America NA, VRDN (b)	1,600	1,600
Participating VRDN Series 15 XF0130, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,310	7,310
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	7,785	7,785
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2011 A, 0.07% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	95	95
		19,990
Massachusetts - 0.8%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series EGL 14 0012, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Series MS 30911, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	2,630	2,630
		17,630
Michigan - 1.5%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.09% 7/7/15, LOC Bank of America NA, VRDN (b)	21,900	21,900
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.09% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,625	6,625
Univ. of Michigan Rev. Series 2012 D2, 0.07% 7/7/15, VRDN (b)	3,175	3,175
		33,700
Minnesota - 0.1%
Hennepin County Gen. Oblig. Series 2013 C, 0.06% 7/7/15 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	2,700	2,700

	Principal Amount (000s)	Value (000s)
Mississippi - 0.6%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	$ 2,400	$ 2,400
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.1% 7/7/15, LOC Bank of America NA, VRDN (b)	10,150	10,150
		12,550
Missouri - 0.6%
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2007 B, 0.04% 7/7/15, VRDN (b)	4,550	4,550
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.) Series 2008 A1, 0.03% 7/1/15, LOC Wells Fargo Bank NA, VRDN (b)	1,290	1,290
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C3, 0.06% 7/7/15, VRDN (b)	7,700	7,700
		13,540
Nebraska - 0.1%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2010 B, 0.06% 7/7/15 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	2,230	2,230
Nevada - 1.4%
Clark County Arpt. Rev.:
Series 2008 D 2B, 0.06% 7/7/15, LOC Royal Bank of Canada, VRDN (b)	23,000	23,000
Series 2008 D3, 0.06% 7/7/15, LOC Bank of America NA, VRDN (b)	3,200	3,200
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	5,345	5,345
		31,545
New Mexico - 0.0%
New Mexico Fin. Auth. Trans. Rev. Series 2008 B1, 0.05% 7/7/15, LOC State Street Bank & Trust Co., Boston, VRDN (b)	1,260	1,260
New York - 15.6%
Nassau Health Care Corp. Rev.:
Series 2009 B2, 0.07% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	2,000	2,000
Series 2009 C1, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	13,900	13,900
Series 2009 D1, 0.06% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.:
Participating VRDN Series 15 ZF0198, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,690	$ 3,690
Series 2004 H2 0.07% 7/7/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	1,300	1,300
Series 2004 H3, 0.07% 7/7/15, LOC California Pub. Employees Retirement Sys., VRDN (b)	700	700
Series 2004 H6, 0.07% 7/7/15, LOC Bank of America NA, VRDN (b)	3,095	3,095
Series 2004 H8, 0.07% 7/7/15 (Liquidity Facility Bank of America NA), VRDN (b)	19,400	19,400
Series 2006 I7, 0.08% 7/7/15, LOC Bank of America NA, VRDN (b)	4,600	4,600
Series 2008 J10, 0.05% 7/7/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	1,600	1,600
Series 2008 J6, 0.04% 7/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,005	17,005
Series 2011 A4, 0.07% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,500	2,500
Series 2012 G, 0.06% 7/7/15 (Liquidity Facility Citibank NA), VRDN (b)	5,000	5,000
Series 2013 A5, 0.07% 7/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	6,245	6,245
Series 2104 1, 0.03% 7/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,600	1,600
Series D5, 0.02% 7/1/15, LOC PNC Bank NA, VRDN (b)	8,500	8,500
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (245 East 124th Street Proj.) Series 2008 A, 0.07% 7/7/15, LOC Freddie Mac, VRDN (b)	1,300	1,300
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 14 0043, 0.09% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	14,800	14,800
Series ROC II R 11916, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	1,235	1,235
Series 2008 B1, 0.06% 7/7/15 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	2,000	2,000
Series 2008 BB3, 0.05% 7/7/15 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,250	3,250

	Principal Amount (000s)	Value (000s)
Series 2009 BB2, 0.05% 7/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	$ 14,400	$ 14,400
Series 2014 AA:
0.03% 7/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,300	2,300
0.03% 7/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,200	3,200
0.03% 7/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	17,700	17,700
0.03% 7/1/15 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	9,700	9,700
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,800	3,800
Series ROC II R 14022, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,185	2,185
Series 1999 A2, 0.05% 7/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,200	2,200
Series 2001 A, 0.07% 7/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,500	1,500
Series 2001 C, 0.02% 7/1/15 (Liquidity Facility PNC Bank NA), VRDN (b)	9,815	9,815
Series 2003 1D, 0.03% 7/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	10,530	10,530
Series 2003 A2, 0.03% 7/2/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (b)	3,000	3,000
Series 2003 C1, 0.02% 7/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,300	3,300
Series 2003 C2, 0.03% 7/1/15 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	5,950	5,950
Series 2013 C4, 0.03% 7/1/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,985	7,985
Series 2014 A4, 0.02% 7/1/15 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	4,200	4,200
New York Dorm. Auth. Revs. Participating VRDN Series Putters 1955, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,600	2,600
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,425	4,425
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 3,185	$ 3,185
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.07% 7/7/15, LOC Fannie Mae, VRDN (b)	4,100	4,100
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.05% 7/7/15, LOC Fannie Mae, VRDN (b)	6,000	6,000
(505 West 37th Street Proj.) Series 2009 A, 0.04% 7/1/15, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,400	1,400
(600 West and 42nd St. Hsg. Proj.) Series 2012 A, 0.07% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	34,660	34,660
(Taconic West 17th St. Proj.) Series 2009 A, 0.07% 7/7/15, LOC Fannie Mae, VRDN (b)	3,210	3,210
Series 2013 A1, 0.13% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	17,600	17,600
Series 2014 A, 0.02% 7/1/15, LOC PNC Bank NA, VRDN (b)	5,700	5,700
Series 2015 A2, 0.07% 7/7/15, LOC Bank of New York, New York, VRDN (b)	6,500	6,500
Series A, 0.05% 7/7/15, LOC Freddie Mac, VRDN (b)	17,300	17,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.06% 7/7/15, LOC Bank of America NA, VRDN (b)	3,800	3,800
New York Local Govt. Assistance Corp. Series 2008 BAV, 0.06% 7/7/15 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	2,005	2,005
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
New York Urban Dev. Corp. Rev. Series 2008 A5, 0.05% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	7,000	7,000
Onondaga County Indl. Dev. Auth. Civic Facility Rev. (Syracuse Research Corp. Facility Proj.) Series 2008 B, 0.05% 7/7/15, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.):
Series 2005 A, 0.04% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,150	6,150

	Principal Amount (000s)	Value (000s)
Series 2005 B, 0.04% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	$ 1,225	$ 1,225
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, 0.08% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	2,000	2,000
		350,145
North Carolina - 2.3%
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series ROC II R 11906, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,715	2,715
Series 2002 C, 0.07% 7/7/15 (Liquidity Facility Bank of America NA), VRDN (b)	2,425	2,425
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.03% 7/1/15, LOC Wells Fargo Bank NA, VRDN (b)	3,360	3,360
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.1% 7/7/15 (Liquidity Facility Bank of America NA), VRDN (b)	1,030	1,030
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (High Point Univ. Rev.) Series 2006, 0.06% 7/7/15, LOC Branch Banking & Trust Co., VRDN (b)	3,610	3,610
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series EGL 14 0051, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	8,800	8,800
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	7,490	7,490
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	9,100	9,100
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.07% 7/7/15, LOC Cr. Industriel et Commercial, VRDN (b)	3,920	3,920
Piedmont Triad Arpt. Auth. Series 2008 A, 0.09% 7/7/15, LOC Branch Banking & Trust Co., VRDN (b)	1,000	1,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	$ 4,950	$ 4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
		51,500
Ohio - 1.6%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.02% 7/1/15, LOC JPMorgan Chase Bank, VRDN (b)	10,095	10,095
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.07% 7/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,160	5,160
Middletown Hosp. Facilities Rev. Series 2008 A, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	1,000	1,000
Ohio State Univ. Gen. Receipts Series 2010 E, 0.05% 7/7/15, VRDN (b)	20,900	20,900
		37,155
Oregon - 1.6%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.) Series 2008 B, 0.06% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	24,950	24,950
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.07% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,500	8,500
		36,450
Pennsylvania - 1.7%
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.06% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	70	70
Cap. Region Wtr. Swr. Rev. Series 2014 B, 0.07% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	1,200	1,200
Chester County Health & Ed. Auth. Rev. 0.08% 7/7/15, LOC Manufacturers & Traders Trust Co., VRDN (b)	6,885	6,885
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	8,925	8,925
Indiana County Hosp. Auth. Series 2014 B, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	3,400	3,400

	Principal Amount (000s)	Value (000s)
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.07% 7/7/15, LOC PNC Bank NA, VRDN (b)	$ 1,000	$ 1,000
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	4,510	4,510
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	12,200	12,200
		38,190
Rhode Island - 0.4%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.07% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,900	1,900
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.07% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	1,080	1,080
(New England Institute of Technology Proj.) Series 2008, 0.08% 7/7/15, LOC TD Banknorth, NA, VRDN (b)	5,150	5,150
		8,130
South Carolina - 0.2%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.07% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,295	5,295
Tennessee - 1.0%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.06% 7/7/15, LOC Branch Banking & Trust Co., VRDN (b)	300	300
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.13% 7/7/15, LOC Bank of America NA, VRDN (b)	2,280	2,280
Series 2005, 0.06% 7/1/15, LOC Bank of America NA, VRDN (b)	1,200	1,200
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.08% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,900	1,900
Series 2011 B, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	15,700	15,700
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.25%, tender 1/26/16 (b)	1,200	1,200
		22,580
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - 6.3%
Austin Wtr. & Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R 11992, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	$ 3,410	$ 3,410
Series 2008, 0.05% 7/7/15, LOC Citibank NA, VRDN (b)	1,400	1,400
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,995	2,995
Series Putters 3742, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,295	1,295
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.09% 7/7/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,574	10,574
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 D, 0.06% 7/7/15, VRDN (b)	2,200	2,200
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.1% 7/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	40,000	40,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 11860, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series ROC II R 11411, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11885X, 0.08% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	5,180	5,180
Series 2004 B3, 0.05% 7/7/15, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	6,250	6,250
Series 2004 B4, 0.05% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	3,600	3,600
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.07% 7/7/15 (Liquidity Facility Citibank NA) (b)(e)	2,040	2,040
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.07% 7/7/15 (Liquidity Facility Cr. Suisse AG) (b)(e)	5,000	5,000

	Principal Amount (000s)	Value (000s)
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.08% 7/7/15 (Total SA Guaranteed), VRDN (b)	$ 4,100	$ 4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.08% 7/7/15, LOC PNC Bank NA, VRDN (b)	8,235	8,235
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2003, 0.06% 7/7/15, LOC Freddie Mac, VRDN (b)	1,300	1,300
Texas Gen. Oblig. Series 2012 A, 0.07% 7/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	21,700	21,700
		140,279
Utah - 0.4%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 7/7/15, LOC Canadian Imperial Bank of Commerce, VRDN (b)	2,500	2,500
Riverton Hosp. Rev. Participating VRDN Series WF 11 35C, 0.09% 7/7/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,530	5,530
		8,030
Virginia - 1.9%
Albemarle County Indl. Dev. Auth. 0.08% 7/7/15, LOC Wells Fargo Bank NA, VRDN (b)	1,380	1,380
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.05% 7/1/15, LOC Bank of America NA, VRDN (b)	1,515	1,515
Fairfax County Indl. Dev. Auth.:
(Inova Health Sys. Proj.) Series 2005 A2, 0.07% 7/7/15, VRDN (b)	2,800	2,800
Participating VRDN Series MS 3285, 0.08% 7/7/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,510	5,510
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.06% 7/7/15, LOC Branch Banking & Trust Co., VRDN (b)	3,250	3,250
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D1, 0.07% 7/7/15, LOC Bank of New York, New York, VRDN (b)	2,040	2,040
Series 2008 D2, 0.06% 7/7/15, LOC U.S. Bank NA, Cincinnati, VRDN (b)	6,600	6,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 B, 0.04% 7/7/15, VRDN (b)	$ 2,905	$ 2,905
Series 2003 D, 0.05% 7/7/15, VRDN (b)	11,090	11,090
Series 2003 F, 0.05% 7/7/15, VRDN (b)	1,900	1,900
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series BBT 08 48, 0.07% 7/7/15 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	2,795	2,795
		41,785
Washington - 3.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,280	7,280
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.07% 7/7/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	7,430	7,430
Series GS 06 7T, 0.07% 7/7/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)	24,220	24,220
Series Putters 3539, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Series WF 11-16C, 0.09% 7/7/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,300	1,300
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.08% 7/7/15 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,900	6,900
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 0.07% 7/7/15, LOC Freddie Mac, VRDN (b)	910	910
(Kitts Corner Apt. Proj.) Series 2014, 0.07% 7/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	6,500	6,500
(Reserve at Renton Apts. Proj.) Series 2014, 0.07% 7/7/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)	4,000	4,000
(The Cambridge Apts. Proj.) Series 2009, 0.06% 7/7/15, LOC Fannie Mae, VRDN (b)	1,200	1,200

	Principal Amount (000s)	Value (000s)
(Urban Ctr. Apts. Proj.) Series 2012, 0.07% 7/7/15, LOC Freddie Mac, VRDN (b)	$ 2,200	$ 2,200
(Willow Tree Grove Apts. Proj.) Series 2011, 0.07% 7/7/15, LOC Freddie Mac, VRDN (b)	4,800	4,800
		71,070
Wisconsin - 0.1%
Wisconsin Health & Edl. Facilities Auth. Rev. (Oakwood Village Proj.) Series 2005, 0.07% 7/7/15, LOC BMO Harris Bank NA, VRDN (b)	2,100	2,100
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,435,559)		1,435,559
Other Municipal Debt - 25.8%

Alaska - 0.4%
Alaska Gen. Oblig. BAN Series 2015 A, 5% 3/18/16	8,600	8,893
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 2% 6/30/16	1,010	1,026
		9,919
Arizona - 0.1%
Phoenix Civic Impt. Corp. Series 2014 A2, 0.07% 7/13/15, LOC Barclays Bank PLC, CP	1,500	1,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.07% 7/16/15, CP	1,300	1,300
		2,800
California - 1.6%
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16 (a)	9,000	9,421
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.09% 9/23/15 (Liquidity Facility Wells Fargo Bank NA), CP	900	900
Los Angeles Gen. Oblig. TRAN 2% 6/30/16 (a)	23,000	23,377
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,400	1,400
		35,098
Colorado - 1.0%
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.25%, tender 1/26/16 (b)	900	900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Univ. Co. Hosp. Auth. Rev. Bonds: - continued
Series 2015 C, 0.25%, tender 1/26/16 (b)	$ 4,100	$ 4,100
Denver City & County Wtr. Bonds Series PZ 232, 0.08%, tender 8/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	16,410	16,410
		21,410
Connecticut - 0.4%
Connecticut Gen. Oblig. Bonds:
Series 2010 C, 5% 12/1/15	2,350	2,398
Series 2013 A, 0.15% 7/1/16 (b)	1,700	1,700
Series 2014 C, 4% 6/15/16	1,970	2,039
Series 2015 B, 2% 6/15/16	1,000	1,016
Series 2015 D, 0.15% 6/15/16 (b)	1,000	1,000
		8,153
District Of Columbia - 0.3%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.09% 8/5/15, LOC JPMorgan Chase Bank, CP	1,700	1,700
0.11% 8/7/15, LOC JPMorgan Chase Bank, CP	2,600	2,600
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2 A1, 0.08% 7/15/15, LOC Sumitomo Mitsui Banking Corp., CP	1,200	1,200
		5,500
Florida - 2.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hosp. & Clinics, Inc. Proj.) Series 2008 A, 0.1% tender 10/5/15, LOC Bank of America NA, CP mode	1,800	1,800
Florida Board of Ed. Bonds Series 2014 B, 5% 1/1/16	3,200	3,277
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 9/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(e)(f)	2,500	2,500
Florida Gen. Oblig. Bonds:
Series 2005 B, 6.375% 7/1/15	2,225	2,225
Series PZ 130, 0.08%, tender 8/6/15 (Liquidity Facility Wells Fargo & Co.) (b)(e)(f)	7,410	7,410
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.09% 8/6/15, LOC JPMorgan Chase Bank, CP	1,600	1,600

	Principal Amount (000s)	Value (000s)
0.11% 7/7/15, LOC JPMorgan Chase Bank, CP	$ 2,500	$ 2,500
Hillsborough County Cap. Impt. Prog. Rev. Series A:
0.08% 7/16/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
0.08% 7/16/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
0.1% 8/27/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,300	2,300
0.13% 7/30/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,510	1,510
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds Series 2013 A, 5% 10/1/15	2,545	2,575
Series C1:
0.07% 8/5/15, CP	1,200	1,200
0.08% 7/8/15, CP	1,200	1,200
Jacksonville Gen. Oblig. Series 2004 A, 0.12% 7/22/15, LOC Barclays Bank PLC, CP	2,400	2,400
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.25%, tender 1/26/16 (b)	8,400	8,400
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.27%, tender 1/26/16 (b)	1,000	1,000
Series 2014 A1, 0.27%, tender 1/26/16 (b)	3,000	3,000
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.27%, tender 1/26/16 (b)	4,000	4,000
		51,697
Georgia - 1.1%
Georgia Gen. Oblig. Bonds:
Series 2014 A, 5% 2/1/16	1,200	1,234
Series 2015 A, 5% 2/1/16 (a)	1,640	1,684
5% 7/1/15	3,800	3,800
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Gen. Resolution Proj.) Series 1985 A, 0.1% tender 9/4/15, LOC Barclays Bank PLC, CP mode	3,900	3,900
Series B:
0.08% 7/7/15, LOC TD Banknorth, NA, CP	1,500	1,500
0.08% 7/15/15, LOC TD Banknorth, NA, CP	3,400	3,400
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.13%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (b)	9,200	9,200
		24,718
Hawaii - 0.1%
Hawaii Gen. Oblig. Bonds Series 2013 EJ, 5% 8/1/15	1,500	1,506
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.8%
Illinois Fin. Auth. Ed. Rev. Series L:
0.08% 8/3/15, LOC PNC Bank NA, CP	$ 2,100	$ 2,100
0.08% 9/4/15, LOC PNC Bank NA, CP	2,100	2,100
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Proj.) Series 2008 C B3, 0.13%, tender 7/16/15 (b)	5,000	5,000
(Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.07% tender 8/5/15, CP mode	1,500	1,500
0.1% tender 10/5/15, CP mode	2,400	2,400
Series 2012 I:
0.09% tender 7/15/15, CP mode	1,100	1,100
0.09% tender 7/15/15, CP mode	1,100	1,100
Series 2009 B, 0.09% tender 10/2/15, CP mode	1,400	1,400
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/16	415	433
		17,133
Indiana - 0.6%
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.06% tender 8/3/15, CP mode	5,600	5,600
0.07% tender 8/3/15, CP mode	2,900	2,900
0.07% tender 8/18/15, CP mode	1,700	1,700
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A1, 0.3%, tender 2/3/16 (b)	1,300	1,301
Indianapolis Gas Util. Sys. Rev. 0.09% 7/13/15, LOC JPMorgan Chase Bank, CP	2,900	2,900
		14,401
Iowa - 0.1%
Iowa Fin. Auth. Rev. Bonds Series 2015, 1% 8/1/15	1,100	1,101
Kansas - 0.2%
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 C, 5% 9/1/15	3,400	3,428
Maryland - 0.8%
Baltimore County Gen. Oblig.:
0.07% 8/11/15 (Liquidity Facility Mizuho Bank Ltd.), CP	3,600	3,600
0.08% 7/7/15 (Liquidity Facility Mizuho Bank Ltd.), CP	1,900	1,900
0.08% 7/7/15 (Liquidity Facility Mizuho Bank Ltd.), CP	2,900	2,900
0.09% 9/3/15 (Liquidity Facility Mizuho Bank Ltd.), CP	2,800	2,800
Maryland Gen. Oblig. Bonds:
Series 2007, 5% 3/15/16	1,250	1,292

	Principal Amount (000s)	Value (000s)
Series 2014 C, 5% 8/1/15	$ 600	$ 602
Montgomery County Gen. Oblig. Bonds:
Series 2005 A, 5% 7/1/15 (Pre-Refunded to 7/1/15 @ 100)	3,025	3,025
Series 2011 A, 5% 7/1/15	955	955
Series 2013 MD, 0.1%, tender 9/1/15 (b)	1,700	1,700
		18,774
Massachusetts - 0.1%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series 2015 A, 5% 1/15/16	1,800	1,847
Michigan - 2.2%
Michigan Bldg. Auth. Rev. 0.11% 8/27/15, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	9,300	9,300
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A, 5% 7/1/15	1,725	1,725
Series 2013 M1, 0.1%, tender 9/1/15 (b)	1,000	1,000
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.25%, tender 1/26/16 (b)	11,200	11,200
0.25%, tender 1/26/16 (b)	4,790	4,790
0.25%, tender 1/26/16 (b)	7,200	7,199
(Trinity Health Sys. Proj.) Series 2008 C:
0.06% tender 7/15/15, CP mode	1,400	1,400
0.08% tender 7/15/15, CP mode	2,400	2,400
0.08% tender 8/5/15, CP mode	3,100	3,100
0.08% tender 8/6/15, CP mode	1,500	1,500
0.09% tender 9/2/15, CP mode	1,000	1,000
Univ. of Michigan Rev.:
Bonds Series 2009 B:
0.07% tender 7/16/15, CP mode	1,900	1,900
0.08% tender 7/7/15, CP mode	1,100	1,100
Series J1, 0.08% 9/18/15, CP	1,400	1,400
		49,014
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds Series 2005, 5% 10/1/15	2,350	2,379
Univ. of Minnesota Rev.:
Series 2005 A:
0.07% 8/6/15, CP	1,500	1,500
0.08% 8/5/15, CP	900	900
Series A, 0.06% 7/15/15, CP	1,600	1,600
		6,379
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16 (a)	1,100	1,116
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 0.3%
Nebraska Pub. Pwr. District Rev. Series A:
0.08% 7/8/15, CP	$ 1,400	$ 1,400
0.08% 7/16/15, CP	1,400	1,400
0.09% 8/11/15, CP	1,400	1,400
Omaha Pub. Pwr. District Elec. Rev.:
Bonds Series 2011 A, 5% 2/1/16	2,000	2,055
Series A, 0.1% 8/10/15, CP	1,370	1,370
		7,625
Nevada - 0.3%
Clark County School District Bonds:
Series 2012 A, 5% 6/15/16	1,200	1,253
Series 2014 B, 5.5% 6/15/16	1,885	1,976
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 4% 12/1/15	1,100	1,118
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.09% 8/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,100	1,100
Series 2006 B, 0.11% 10/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,000	2,000
		7,447
New Mexico - 0.3%
New Mexico Severance Tax Rev. Bonds:
Series 2011 A2, 5% 7/1/15	3,000	3,000
Series 2013 A, 5% 7/1/15	4,420	4,420
		7,420
New York - 0.5%
New York City Gen. Oblig. Bonds Series 1994 A5, 5% 8/1/15	2,000	2,008
New York City Transitional Fin. Auth. Rev. Bonds Series 2013 E, 5% 11/1/15	1,155	1,174
New York Metropolitan Trans. Auth. Rev.:
Series 2B, 0.07% 7/8/15, LOC Barclays Bank PLC, CP	4,500	4,500
Series 2D:
0.07% 8/13/15, LOC Citibank NA, CP	3,000	3,000
0.1% 7/15/15, LOC Citibank NA, CP	1,500	1,500
		12,182
North Carolina - 0.1%
Board of Governors of the Univ. of North Carolina Series D, 0.07% 8/5/15, CP	1,100	1,100
Wake County Gen. Oblig. Bonds Series 2009 C, 5% 3/1/16	1,125	1,161
		2,261

	Principal Amount (000s)	Value (000s)
Ohio - 0.6%
Franklin County Rev. Bonds Series 2013 OH, 0.14%, tender 12/12/15 (b)	$ 5,000	$ 5,000
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.08% tender 7/7/15, CP mode	1,800	1,800
0.13% tender 11/5/15, CP mode	1,300	1,300
0.14% tender 12/3/15, CP mode	1,700	1,700
Series 2008 B6:
0.08% tender 8/3/15, CP mode	1,200	1,200
0.09% tender 9/1/15, CP mode	1,900	1,900
0.12% tender 10/5/15, CP mode	1,200	1,200
		14,100
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A, 0.1% 8/5/15, LOC State Street Bank & Trust Co., Boston, CP	500	500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.25%, tender 1/26/16 (b)	1,025	1,025
		1,525
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2014, 2% 7/22/15	1,000	1,001
South Carolina - 0.5%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	1,600	1,616
Berkeley County School District Bonds Series 2012 D, 5% 3/1/16 (South Carolina School District Cr. Enhancement Prog. Guaranteed)	4,135	4,266
South Carolina Gen. Oblig. Bonds Series 2011 A, 5% 3/1/16	5,000	5,159
		11,041
Texas - 7.8%
Austin Elec. Util. Sys. Rev. Series A, 0.11% 10/1/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	3,000	3,000
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Bonds Series 2013, 5% 7/1/15	2,900	2,900
Brownsville Util. Sys. Rev. Series A, 0.1% 8/10/15, LOC Bank of Montreal Chicago CD Prog., CP	700	700
Dallas Independent School District Bonds Series 2014 A, 1% 8/15/15 (Permanent School Fund of Texas Guaranteed)	1,250	1,251
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.) Series 2015 2, 0.27%, tender 1/26/16 (b)	$ 1,400	$ 1,400
Harris County Gen. Oblig.:
Series A1, 0.08% 7/15/15 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	2,400	2,400
Series D, 0.08% 7/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	3,600	3,600
Harris County Metropolitan Trans. Auth. Series A1:
0.09% 7/9/15 (Liquidity Facility JPMorgan Chase Bank), CP	5,200	5,200
0.15% 12/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
0.16% 12/15/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,700	1,700
Houston Util. Sys. Rev. Series B3:
0.1% 7/7/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,500	1,500
0.11% 8/6/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,200	1,200
Lower Colorado River Auth. Rev.:
Series A:
0.09% 7/10/15, LOC JPMorgan Chase Bank, CP	2,800	2,800
0.09% 7/15/15, LOC JPMorgan Chase Bank, CP	3,500	3,500
0.1% 10/6/15, LOC JPMorgan Chase Bank, CP	1,800	1,800
0.08% 7/16/15, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,006	1,006
North East Texas Independent School District Bonds Series 2012, 5% 8/1/15 (Permanent School Fund of Texas Guaranteed)	1,150	1,155
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2014, 5% 2/1/16	1,400	1,439
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.27%, tender 1/26/16 (b)	7,700	7,700
Series 2013 B, 0.27%, tender 1/26/16 (b)	1,800	1,800
Texas A&M Univ. Rev. Series 1993 B, 0.1% 10/1/15, CP	1,400	1,400
Texas Gen. Oblig.:
Bonds Series 2009 E, 5% 8/1/15	1,000	1,004
TRAN Series 2014, 1.5% 8/31/15	80,740	80,924

	Principal Amount (000s)	Value (000s)
Texas Muni. Pwr. Agcy. Rev. Series 2005, 0.07% 7/8/15, LOC Barclays Bank PLC, CP	$ 1,900	$ 1,900
Texas Pub. Fin. Auth. Rev. Bonds:
Series 2010 A, 5% 7/1/15	1,870	1,870
Series 2015 E, 1% 2/1/16	2,540	2,552
Univ. of Texas Board of Regents Sys. Rev.:
Series 2002 A:
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.08% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
Series A:
0.06% 7/15/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.07% 7/20/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	800	800
0.07% 8/5/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.07% 8/11/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.08% 7/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.08% 7/8/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,400	8,400
0.08% 7/16/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 8/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.08% 8/4/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.08% 8/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.08% 8/31/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.08% 9/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 9/2/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.08% 9/3/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,300	1,300
0.08% 9/18/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,400	1,400
0.09% 7/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,100	1,100
0.09% 10/1/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,500	1,500
0.09% 10/6/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.09% 10/7/15 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,800	1,800
Upper Trinity Reg'l. Wtr. District 0.09% 8/5/15, LOC Bank of America NA, CP	1,400	1,400
		174,301
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds Series 2009 A, 5% 7/1/15	$ 1,000	$ 1,000
Series 2013 B1, 0.09% 9/10/15 (Liquidity Facility JPMorgan Chase Bank), CP	1,000	1,000
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/15	1,000	1,000
		3,000
Vermont - 0.2%
Vermont Econ. Dev. Auth. Rev. Series B, 0.07% 8/10/15, LOC JPMorgan Chase Bank, CP	5,350	5,350
Virginia - 0.5%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.25%, tender 1/26/16 (b)	4,090	4,090
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.27%, tender 1/26/16 (b)	2,800	2,800
Series 2012 A, 0.27%, tender 1/26/16 (b)	1,500	1,500
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. Bonds Series 2014 A, 2% 9/1/15	2,440	2,448
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2014 C, 5% 8/1/15	1,100	1,105
		11,943
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
(Proj. #3) Series 2007 A:
5% 7/1/15	4,940	4,940
5% 7/1/15 (Escrowed to Maturity)	500	500
Series 2007 C, 5% 7/1/15 (Escrowed to Maturity)	2,695	2,695
5% 7/1/15	3,315	3,315
Univ. of Washington Univ. Revs. Series A, 0.12% 11/4/15, CP	1,400	1,400
Washington Gen. Oblig. Bonds:
Series 2012 C, 5% 7/1/15	1,700	1,700
Series R 2012A, 5% 7/1/15	2,425	2,425
		16,975
Wisconsin - 1.2%
Milwaukee Gen. Oblig. Bonds Series 2015 N2, 2% 3/15/16	1,900	1,924
Wisconsin Gen. Oblig.:
Bonds Series 2014 2, 4% 5/1/16	2,500	2,578
Series 2005 A, 0.07% 7/16/15 (Liquidity Facility Bank of New York, New York), CP	3,600	3,600

	Principal Amount (000s)	Value (000s)
Series 2006 A, 0.07% 8/5/15 (Liquidity Facility Bank of New York, New York), CP	$ 2,300	$ 2,300
Series 2013 A:
0.07% 8/5/15 (Liquidity Facility Bank of New York, New York), CP	1,700	1,700
0.09% 9/1/15 (Liquidity Facility Bank of New York, New York), CP	3,500	3,500
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.25%, tender 1/26/16 (b)	3,275	3,275
Series 2014 A, 5% 11/15/15	1,425	1,450
Series 2014 B1, 0.27%, tender 1/26/16 (b)	2,900	2,900
Wisconsin Trans. Rev.:
Series 1997 A:
0.08% 8/3/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,379	1,379
0.09% 8/6/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,300	2,300
Series 2013 A, 0.11% 10/8/15 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,000	1,000
		27,906
TOTAL OTHER MUNICIPAL DEBT (Cost $578,071)		578,071
Investment Company - 9.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.05% (c)(d) (Cost $215,589)	215,589,000	215,589
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $2,229,219)	2,229,219
NET OTHER ASSETS (LIABILITIES) - 0.5%	11,764
NET ASSETS - 100%	$ 2,240,983
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,720,000 or 1.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Denver City & County Wtr. Bonds Series PZ 232, 0.08%, tender 8/6/15 (Liquidity Facility Wells Fargo & Co.)	3/29/07 - 3/19/15	$ 16,410
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 07 30, 0.12%, tender 9/24/15 (Liquidity Facility U.S. Bank NA, Cincinnati)	3/26/15	$ 2,500
Florida Gen. Oblig. Bonds Series PZ 130, 0.08%, tender 8/6/15 (Liquidity Facility Wells Fargo & Co.)	1/11/07 - 3/19/15	$ 7,410
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$ 1,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 14
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2015, the cost of investment securities for income tax purposes was $2,229,219,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Government Portfolio

June 30, 2015

1.803298.111

GVP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 2.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 2.8%
U.S. Treasury Bills
9/17/15	0.15%	$ 100,000	$ 99,969
U.S. Treasury Notes
10/31/15 to 3/31/16	0.06 to 0.27 (b)	575,000	575,928
TOTAL TREASURY DEBT (Cost $675,897)			675,897
Government Agency Debt - 46.7%

Federal Agencies - 46.7%
Fannie Mae
7/28/15 to 12/21/15	0.15 to 0.23 (b)	591,145	591,967
Federal Farm Credit Bank
11/16/15 to 6/9/17	0.16 to 0.24 (b)	789,190	789,959
Federal Home Loan Bank
7/14/15 to 12/23/16	0.12 to 0.24 (b)	7,217,475	7,217,493
Freddie Mac
7/9/15 to 1/12/17	0.10 to 0.36 (b)	2,677,653	2,678,456
TOTAL GOVERNMENT AGENCY DEBT (Cost $11,277,875)			11,277,875
Government Agency Repurchase Agreement - 40.3%
	Maturity Amount (000s)
In a joint trading account at:
0.11% dated 6/30/15 due 7/1/15 (Collateralized by U.S. Government Obligations) #	$ 328,971	328,970
0.14% dated 6/30/15 due 7/1/15 (Collateralized by U.S. Government Obligations) #	2,907,739	2,907,728
With:
BNP Paribas Securities Corp. at 0.11%, dated 4/6/15 due 7/6/15 (Collateralized by U.S. Government Obligations valued at $481,758,275, 0% - 9.88%, 10/31/15 - 6/20/64)	472,131	472,000
Citibank NA at:
0.12%, dated 6/30/15 due 7/7/15 (Collateralized by U.S. Treasury Obligations valued at $131,580,534, 1.25% - 2.63%, 10/31/18 - 2/15/23)	129,003	129,000

	Maturity Amount (000s)	Value (000s)
Citibank NA at: - continued
0.13%, dated 6/30/15 due 7/7/15 (Collateralized by U.S. Treasury Obligations valued at $788,466,903, 0.88% - 2.5%, 1/15/16 - 8/15/23)	$ 773,020	$ 773,000
Goldman Sachs & Co. at 0.08%, dated 6/29/15 due 7/6/15 (Collateralized by U.S. Government Obligations valued at $144,840,644, 3% - 4.5%, 1/15/42 - 4/20/45)	142,002	142,000
ING Financial Markets LLC at:
0.1%, dated 6/4/15 due 7/6/15 (Collateralized by U.S. Government Obligations valued at $408,032,446, 3% - 7%, 8/1/26 - 7/1/44)	400,036	400,000
0.11%, dated:
6/25/15 due 7/2/15 (Collateralized by U.S. Government Obligations valued at $130,562,712, 3.5% - 4%, 10/1/25 - 12/1/42)	128,003	128,000
6/26/15 due 7/2/15 (Collateralized by U.S. Government Obligations valued at $77,521,627, 3.5% - 4%, 8/1/26 - 8/1/42)	76,001	76,000
6/30/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $158,103,381, 3% - 5.5%, 12/1/29 - 6/1/44)	155,003	155,000
Merrill Lynch, Pierce, Fenner & Smith at 0.12%, dated:
6/16/15 due 7/7/15 (Collateralized by U.S. Treasury Obligations valued at $262,153,107, 1.63% - 6.5%, 1/1/19 - 6/20/65)	257,053	257,000
6/19/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $510,020,400, 2.26% - 5.31%, 5/1/20 - 5/20/65)	500,102	500,000
RBC Capital Markets Corp. at:
0.12%, dated 5/5/15 due 7/7/15 (Collateralized by U.S. Treasury Obligations valued at $407,621,155, 1.35% - 8.5%, 7/25/20 - 3/20/65)	399,122	399,000
0.13%, dated 4/15/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $215,358,367, 0.69% - 7.52%, 11/1/25 - 6/25/45)	211,069	211,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at: - continued
0.14%, dated:
5/20/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $267,283,650, 2.34% - 7%, 9/1/17 - 6/20/45)	$ 262,087	$ 262,000
6/11/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $394,494,538, 0.69% - 8%, 4/1/17 - 6/25/45)	386,135	386,000
Wells Fargo Securities, LLC at:
0.1%, dated 6/24/15 due 7/1/15 (Collateralized by U.S. Government Obligations valued at $631,629,947, 0.49% - 5.5%, 1/15/25 - 6/20/45)	618,012	618,000
0.11%, dated 6/25/15 due 7/2/15 (Collateralized by U.S. Government Obligations valued at $130,562,394, 3% - 3.5%, 5/1/30 - 6/20/45)	128,003	128,000
0.13%, dated:
5/4/15 due 8/3/15 (Collateralized by U.S. Government Obligations valued at $163,234,182, 3.5%, 6/1/45)	160,053	160,000
5/5/15 due 8/4/15 (Collateralized by U.S. Government Obligations valued at $694,086,924, 0.44% - 5.5%, 2/25/26 - 7/25/45)	675,222	675,000

	Maturity Amount (000s)	Value (000s)
Wells Fargo Securities, LLC at: - continued
0.13%, dated:
5/11/15 due 8/10/15 (Collateralized by U.S. Government Obligations valued at $358,265,665, 1.94% - 4%, 6/1/30 - 6/15/45)	$ 350,115	$ 350,000
0.15%, dated 6/30/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $264,017,126, 0.49% - 3.5%, 6/1/30 - 6/25/45)	258,008	258,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $9,715,698)		9,715,698
Treasury Repurchase Agreement - 9.4%

With Federal Reserve Bank of New York at:
0.05%, dated 6/30/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $1,275,001,796, 1.63% - 4.75%, 11/15/22 - 8/15/41)	1,275,002	1,275,000
0.07%, dated 6/29/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $1,000,003,943, 4% - 4.38%, 8/15/18 - 5/15/40)	1,000,004	1,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $2,275,000)		2,275,000
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $23,944,470)		23,944,470
NET OTHER ASSETS (LIABILITIES) - 0.8%		197,364
NET ASSETS - 100%		$ 24,141,834
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$328,970,000 due 7/01/15 at 0.11%
BNP Paribas Securities Corp.	$ 103,419
Citibank NA	43,163
Citigroup Global Markets, Inc.	21,581
HSBC Securities (USA), Inc.	28,056
Merrill Lynch, Pierce, Fenner & Smith, Inc.	30,259
Wells Fargo Securities LLC	102,492
$ 328,970
$2,907,728,000 due 7/01/15 at 0.14%
BNP Paribas Securities Corp.	$ 215,337
Bank of America NA	822,841
Citibank NA	253,337
Credit Agricole CIB New York Branch	50,667
HSBC Securities (USA), Inc.	53,708
ING Financial Markets LLC	101,335
J.P. Morgan Securities, Inc.	760,012
Merrill Lynch, Pierce, Fenner & Smith, Inc.	39,948
Societe Generale	230,537
Wells Fargo Securities LLC	380,006
$ 2,907,728
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2015, the cost of investment securities for income tax purposes was $23,944,470,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for

Fidelity ® Institutional Money Market Funds:

Prime Money Market Portfolio

June 30, 2015

1.803301.111

DOM-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.9%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 4.6%
Wells Fargo Bank NA
9/4/15 to 3/2/16	0.28 to 0.34% (b)	$ 2,026,000	$ 2,026,000
London Branch, Eurodollar, Foreign Banks - 3.6%
ABN AMRO Bank NV
8/14/15 to 8/17/15	0.29 to 0.30	119,000	118,955
Mizuho Bank Ltd.
7/7/15 to 8/19/15	0.28 to 0.30	793,000	792,875
National Australia Bank Ltd.
7/7/15 to 9/30/15	0.30	587,000	587,000
Sumitomo Mitsui Trust Bank Ltd.
9/21/15 to 10/19/15	0.31 to 0.34	66,000	66,000
			1,564,830
New York Branch, Yankee Dollar, Foreign Banks - 31.7%
Bank of Montreal Chicago CD Program
7/9/15 to 3/11/16	0.27 to 0.40 (b)	885,000	885,000
Bank of Nova Scotia
8/17/15 to 2/22/16	0.31 to 0.36 (b)	1,377,000	1,377,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/7/15 to 9/1/15	0.27	1,474,000	1,474,000
BNP Paribas New York Branch
7/1/15	0.27	401,000	401,000
Canadian Imperial Bank of Commerce
12/7/15 to 3/11/16	0.31 to 0.37 (b)	702,000	702,000
Credit Agricole CIB
9/2/15	0.30	500,000	500,000
Credit Suisse AG
9/4/15 to 12/3/15	0.38 to 0.39 (b)	593,000	593,000
Mitsubishi UFJ Trust & Banking Corp.
7/14/15	0.28	89,000	89,000
Mizuho Corporate Bank Ltd.
7/1/15 to 10/26/15	0.28 to 0.35	1,423,000	1,423,000
Natexis Banques Populaires New York Branch
7/6/15 to 9/3/15	0.14 to 0.31 (b)	1,052,000	1,052,000
Royal Bank of Canada
10/14/15 to 3/23/16	0.28 to 0.32 (b)	1,064,000	1,064,000
Skandinaviska Enskilda Banken
10/15/15	0.33	181,000	181,000
Sumitomo Mitsui Banking Corp.
8/25/15 to 12/15/15	0.29 to 0.39 (b)	2,111,000	2,110,997
Sumitomo Mitsui Trust Bank Ltd.
10/5/15 to 10/19/15	0.31 to 0.33	706,000	706,000
Toronto-Dominion Bank
10/6/15	0.27 (b)	206,000	206,000
Toronto-Dominion Bank New York Branch
2/12/16 to 4/11/16	0.31 to 0.36 (b)	951,000	951,000

	Yield (a)	Principal Amount (000s)	Value (000s)
UBS AG
12/9/15	0.38% (b)	$ 317,000	$ 317,000
			14,031,997
TOTAL CERTIFICATE OF DEPOSIT (Cost $17,622,827)			17,622,827
Financial Company Commercial Paper - 6.7%

ABN AMRO Funding U.S.A. LLC
9/10/15	0.29	105,250	105,190
Commonwealth Bank of Australia
7/9/15 to 7/13/15	0.27 to 0.28 (b)	360,000	360,000
DNB Bank ASA
8/24/15	0.30	154,000	153,931
JPMorgan Securities LLC
11/2/15 to 12/11/15	0.31 to 0.39 (b)	1,118,000	1,118,000
Mitsubishi UFJ Trust & Banking Corp.
10/7/15 to 10/9/15	0.31	235,000	234,800
National Australia Bank Ltd.
7/9/15	0.26 (b)	801,000	801,000
State Street Corp.
12/15/15	0.45	184,000	183,616
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,956,537)			2,956,537
Asset Backed Commercial Paper - 0.2%

Atlantic Asset Securitization Corp.
8/7/15	0.21 (b)
(Cost $71,997)		72,000	71,997
Other Commercial Paper - 1.7%

Nordea Bank AB
11/18/15 to 12/11/15	0.35 to 0.38
(Cost $756,830)		758,000	756,830
Treasury Debt - 3.0%

U.S. Treasury Obligations - 3.0%
U.S. Treasury Bills
9/17/15 to 12/31/15	0.11 to 0.15	749,000	748,667
U.S. Treasury Notes
7/15/15 to 8/31/15	0.12 to 0.22	570,000	570,156
TOTAL TREASURY DEBT (Cost $1,318,823)			1,318,823
Variable Rate Demand Note - 0.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/7/15	0.18% (b)	$ 37,000	$ 37,000
Florida - 0.0%
Florida Timber Fin. III LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/7/15	0.18 (b)	25,155	25,155
TOTAL VARIABLE RATE DEMAND NOTE (Cost $62,155)			62,155
Government Agency Debt - 0.8%

Federal Agencies - 0.8%
Federal Home Loan Bank
12/23/16	0.19 (b)	109,000	108,980
Freddie Mac
12/12/16	0.18 (b)	250,000	249,945
TOTAL GOVERNMENT AGENCY DEBT (Cost $358,925)			358,925
Other Instrument - 3.1%

Time Deposits - 3.1%
Bank of Tokyo-Mitsubishi
7/1/15	0.05	178,000	178,000
Credit Agricole CIB
7/1/15	0.07	952,000	952,000
ING Bank NV
7/2/15	0.14	167,000	167,000
Svenska Handelsbanken AB
7/1/15	0.05	75,000	75,000
TOTAL OTHER INSTRUMENT (Cost $1,372,000)			1,372,000
Government Agency Repurchase Agreement - 5.5%
	Maturity Amount (000s)
In a joint trading account at:
0.11% dated 6/30/15 due 7/1/15 (Collateralized by U.S. Government Obligations) #	$ 1,938,645	1,938,639
0.14% dated 6/30/15 due 7/1/15 (Collateralized by U.S. Government Obligations) #	480,443	480,441
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,419,080)		2,419,080
Treasury Repurchase Agreement - 31.7%
	Maturity Amount (000s)	Value (000s)
With Federal Reserve Bank of New York at:
0.05%, dated 6/30/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $12,400,017,271, 3.63% - 8%, 2/15/20 - 2/15/41)	$ 12,400,017	$ 12,400,000
0.07%, dated 6/29/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $1,640,006,435, 1% - 3.5%, 8/31/18 - 8/15/42)	1,640,006	1,640,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $14,040,000)		14,040,000
Other Repurchase Agreement - 6.6%

Other Repurchase Agreement - 6.6%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 6/24/15 due 7/1/15 (Collateralized by U.S. Government Obligations valued at $70,045,550, 0.33% - 0.89%, 10/16/48 - 11/16/55)	68,006	68,000
0.83%, dated:
4/6/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $63,989,943, 0% - 44.39%, 3/25/20 - 2/16/52)	62,222	62,000
4/10/15 due 9/14/15 (Collateralized by U.S. Government Obligations valued at $6,191,556, 6.04% - 6.51%, 9/20/40 - 2/20/42)	6,022	6,000
4/21/15 due 9/18/15 (Collateralized by Corporate Obligations valued at $194,714,324, 0.47% - 7.31%, 7/15/21 - 10/15/48)	180,623	180,000
4/30/15 due 9/28/15 (Collateralized by U.S. Government Obligations valued at $77,358,908, 0% - 5%, 10/16/28 - 6/16/55)	75,261	75,000
0.85%, dated 4/27/15 due 9/3/15 (Collateralized by Corporate Obligations valued at $221,734,783, 0.28% - 4.72%, 7/15/31 - 10/25/46)	205,624	205,000
0.87%, dated:
5/29/15 due 10/5/15 (Collateralized by Corporate Obligations valued at $412,880,335, 0.26% - 8.8%, 5/15/26 - 9/25/47)	383,514	382,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at: - continued
0.87%, dated: - continued
6/8/15 due 10/5/15 (Collateralized by Mortgage Loan Obligations valued at $470,064,059, 0% - 54.03%, 11/25/17 - 4/15/50)	$ 438,922	$ 437,000
0.9%, dated 6/29/15 due 10/5/15 (Collateralized by U.S. Government Obligations valued at $163,774,250, 0.54% - 5%, 4/25/22 - 5/20/65)	159,584	159,000
J.P. Morgan Clearing Corp. at:
0.34%, dated:
6/8/15 due 7/7/15 (Collateralized by Equity Securities valued at $157,642,937)	145,041	145,000
6/10/15 due 7/7/15 (Collateralized by Equity Securities valued at $122,850,451)	113,030	113,000
6/26/15 due 7/7/15 (Collateralized by Equity Securities valued at $34,784,251)	32,009	32,000
0.78%, dated:
5/19/15 due 9/28/15 (Collateralized by Equity Securities valued at $154,491,566)	142,557	142,000
5/28/15 due 9/28/15 (Collateralized by Equity Securities valued at $265,412,686)	244,851	244,000
J.P. Morgan Securities, LLC at:
0.15%, dated 6/30/15 due 7/1/15 (Collateralized by U.S. Government Obligations valued at $57,680,383, 0% - 7.31%, 9/15/30 - 10/15/41)	56,000	56,000
0.25%, dated 6/24/15 due 7/1/15 (Collateralized by U.S. Government Obligations valued at $82,403,548, 4.21% - 6.59%, 5/25/34 - 1/25/45)	80,004	80,000
0.78%, dated:
5/6/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $64,879,357, 4.86% - 13.95%, 3/25/35 - 2/12/51)	60,234	60,000
5/13/15 due 9/28/15 (Collateralized by Equity Securities valued at $32,643,311)	30,117	30,000
5/14/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $157,840,620, 0.34% - 2.46%, 7/25/35 - 5/25/47)	146,557	146,000

	Maturity Amount (000s)	Value (000s)
J.P. Morgan Securities, LLC at: - continued
0.78%, dated: - continued
5/28/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $59,443,392, 4.37% - 6.38%, 9/12/37 - 2/12/51)	$ 55,192	$ 55,000
RBC Capital Markets Co. at:
0.24%, dated 6/24/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $53,287,364, 0% - 8.5%, 12/1/19 - 6/25/45)	52,005	52,000
0.31%, dated 6/23/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $60,768,447, 0% - 7.05%, 2/25/25 - 7/25/45)	59,047	59,000
0.38%, dated:
5/29/15 due 7/7/15 (Collateralized by Equity Securities valued at $44,295,426)	41,039	41,000
6/24/15 due 7/7/15 (Collateralized by Municipal Bond Obligations valued at $35,724,312, 0% - 7.6%, 7/1/17 - 1/1/46)	34,031	34,000
0.4%, dated:
6/8/15 due 7/7/15 (Collateralized by Corporate Obligations valued at $18,364,693, 2.7% - 13%, 5/15/17 - 7/15/42)	17,006	17,000
6/30/15 due 7/7/15 (Collateralized by Mortgage Loan Obligations valued at $18,360,204, 0.26% - 6.32%, 8/25/21 - 12/10/49)	17,003	17,000
0.42%, dated 6/8/15 due 7/7/15 (Collateralized by Mortgage Loan Obligations valued at $44,291,882, 0.26% - 6.35%, 12/15/27 - 12/10/49)	41,014	41,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $2,938,000)		2,938,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $43,917,174)		43,917,174
NET OTHER ASSETS (LIABILITIES) - 0.7%		307,548
NET ASSETS - 100%		$ 44,224,722
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,938,639,000 due 7/01/15 at 0.11%
BNP Paribas Securities Corp.	$ 609,453
Citibank NA	254,362
Citigroup Global Markets, Inc.	127,181
HSBC Securities (USA), Inc.	165,335
Merrill Lynch, Pierce, Fenner & Smith, Inc.	178,319
Wells Fargo Securities LLC	603,989
$ 1,938,639
$480,441,000 due 7/01/15 at 0.14%
BNP Paribas Securities Corp.	$ 35,580
Bank of America NA	135,957
Citibank NA	41,859
Credit Agricole CIB New York Branch	8,372
HSBC Securities (USA), Inc.	8,874
ING Financial Markets LLC	16,743
J.P. Morgan Securities, Inc.	125,576
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,601
Societe Generale	38,091
Wells Fargo Securities LLC	62,788
$ 480,441
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2015, the cost of investment securities for income tax purposes was $43,917,174,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Institutional Money Market Funds:

Money Market Portfolio

June 30, 2015

1.803300.111

MMP-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 49.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 5.0%
BMO Harris Bank NA
8/20/15 to 2/16/16	0.33 to 0.36% (c)	$ 506,000	$ 506,000
Wells Fargo Bank NA
8/3/15 to 3/2/16	0.26 to 0.34 (c)	2,756,000	2,756,000
			3,262,000
London Branch, Eurodollar, Foreign Banks - 2.6%
ABN AMRO Bank NV
8/3/15 to 8/17/15	0.28 to 0.30	303,000	302,898
Mizuho Bank Ltd.
8/7/15 to 8/19/15	0.30	192,000	191,933
National Australia Bank Ltd.
7/7/15 to 9/30/15	0.30	1,094,000	1,094,000
Sumitomo Mitsui Trust Bank Ltd.
9/21/15 to 10/19/15	0.31 to 0.34	99,000	99,000
			1,687,831
New York Branch, Yankee Dollar, Foreign Banks - 42.0%
Bank of Montreal Chicago CD Program
7/9/15 to 3/11/16	0.27 to 0.40 (c)	1,855,000	1,855,000
Bank of Nova Scotia
8/17/15 to 2/22/16	0.31 to 0.36 (c)	2,446,000	2,446,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
7/7/15 to 8/4/15	0.27	2,423,000	2,423,000
BNP Paribas New York Branch
7/2/15	0.27	604,000	604,000
Canadian Imperial Bank of Commerce
10/5/15 to 3/11/16	0.31 to 0.37 (c)	1,207,000	1,207,000
Credit Agricole CIB
9/2/15	0.30	582,000	582,000
Credit Suisse AG
8/3/15 to 12/3/15	0.33 to 0.39 (c)	2,360,000	2,360,000
Mitsubishi UFJ Trust & Banking Corp.
7/14/15	0.28	109,000	109,000
Mizuho Corporate Bank Ltd.
7/1/15 to 10/26/15	0.28 to 0.35	2,693,000	2,693,000
Natexis Banques Populaires New York Branch
7/1/15 to 9/3/15	0.14 to 0.31 (c)	1,963,000	1,963,000
Royal Bank of Canada
10/14/15 to 3/23/16	0.28 to 0.32 (c)	2,055,000	2,055,000
Skandinaviska Enskilda Banken
8/5/15 to 10/15/15	0.27 to 0.33	871,000	871,000
Sumitomo Mitsui Banking Corp.
7/2/15 to 12/15/15	0.28 to 0.39 (c)	3,224,200	3,224,200
Sumitomo Mitsui Trust Bank Ltd.
7/3/15 to 10/19/15	0.29 to 0.33	1,534,000	1,534,000
Toronto-Dominion Bank
7/2/15 to 10/6/15	0.27 to 0.31 (c)	559,000	559,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Toronto-Dominion Bank New York Branch
2/12/16 to 4/11/16	0.31 to 0.36% (c)	$ 1,425,000	$ 1,425,000
UBS AG
9/8/15 to 12/9/15	0.35 to 0.38 (c)	1,501,000	1,501,000
			27,411,200
TOTAL CERTIFICATE OF DEPOSIT (Cost $32,361,031)			32,361,031
Financial Company Commercial Paper - 4.7%

ABN AMRO Funding U.S.A. LLC
9/10/15	0.29	160,000	159,908
Bank of Nova Scotia
9/1/15	0.30	215,000	214,889
BNP Paribas New York Branch
8/6/15	0.28	300,000	299,916
Commonwealth Bank of Australia
7/22/15	0.28 (c)	140,000	140,000
DNB Bank ASA
8/24/15	0.30	232,000	231,896
Fortis Funding LLC
7/6/15	0.27	158,000	157,994
JPMorgan Securities LLC
11/2/15 to 12/11/15	0.31 to 0.39 (c)	1,404,000	1,404,000
Mitsubishi UFJ Trust & Banking Corp.
10/9/15	0.31	171,000	170,853
State Street Corp.
12/15/15	0.45	259,000	258,459
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $3,037,915)			3,037,915
Asset Backed Commercial Paper - 0.2%

Atlantic Asset Securitization Corp.
8/7/15	0.21 (c)
(Cost $127,995)		128,000	127,995
Other Commercial Paper - 1.8%

Nordea Bank AB
11/18/15 to 12/11/15	0.35 to 0.38
(Cost $1,173,190)		1,175,000	1,173,190
Treasury Debt - 3.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 3.3%
U.S. Treasury Bills
9/17/15 to 12/31/15	0.11 to 0.15	1,107,000	1,106,508
U.S. Treasury Notes
7/15/15 to 9/15/15	0.12 to 0.22%	$ 1,049,000	$ 1,049,282
TOTAL TREASURY DEBT (Cost $2,155,790)			2,155,790
Other Note - 1.1%

Medium-Term Notes - 1.1%
International Bank Reconstruction & Development
10/28/15	0.30	234,000	234,000
Svenska Handelsbanken AB
12/24/15	0.36 (b)(c)	496,000	496,000
TOTAL OTHER NOTE (Cost $730,000)			730,000
Variable Rate Demand Note - 0.1%

Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
7/7/15	0.18 (c)
(Cost $67,000)		67,000	67,000
Government Agency Debt - 1.2%

Federal Agencies - 1.2%
Fannie Mae
1/26/17	0.20 (c)	210,000	209,966
Federal Home Loan Bank
9/3/15 to 9/29/15	0.18 to 0.22 (c)	551,540	551,510
TOTAL GOVERNMENT AGENCY DEBT (Cost $761,476)			761,476
Other Instrument - 4.4%

Time Deposits - 4.4%
Credit Agricole CIB
7/1/15	0.07	1,400,000	1,400,000
ING Bank NV
7/2/15	0.14	251,000	251,000
Skandinaviska Enskilda Banken AB
7/1/15	0.05	245,000	245,000
Svenska Handelsbanken AB
7/1/15	0.05	998,000	998,000
TOTAL OTHER INSTRUMENT (Cost $2,894,000)			2,894,000
Government Agency Repurchase Agreement - 3.1%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.11% dated 6/30/15 due 7/1/15 (Collateralized by U.S. Government Obligations) #	$ 1,247,565	$ 1,247,561
0.14% dated 6/30/15 due 7/1/15 (Collateralized by U.S. Government Obligations) #	784,602	784,599
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,032,160)		2,032,160
Treasury Repurchase Agreement - 21.6%

With Federal Reserve Bank of New York at:
0.05%, dated 6/30/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $13,500,018,811, 1.13% - 4.38%, 2/29/16 - 8/15/42)	13,500,019	13,500,000
0.07%, dated 6/29/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $546,002,192, 4.38%, 5/15/40)	546,002	546,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $14,046,000)		14,046,000
Other Repurchase Agreement - 9.3%

Other Repurchase Agreement - 9.3%
With:
BNP Paribas Securities Corp. at 0.28%, dated 6/10/15 due 7/7/15 (Collateralized by Corporate Obligations valued at $34,606,991, 0.38% - 7.63%, 6/1/19 - 6/23/25)	33,008	33,000
Citigroup Global Markets, Inc. at:
0.2%, dated 6/30/15 due 7/1/15 (Collateralized by Equity Securities valued at $521,642,914)	483,003	483,000
1.15%, dated 6/11/15 due 11/2/15 (Collateralized by Corporate Obligations valued at $251,800,770, 0% - 6.54%, 2/25/35 - 11/25/51)	234,563	233,000
Credit Suisse Securities (U.S.A.) LLC at:
0.46%, dated 6/24/15 due 7/1/15 (Collateralized by U.S. Government Obligations valued at $103,008,465, 0% - 6.57%, 7/20/28 - 4/20/65)	100,009	100,000
0.83%, dated:
4/6/15 due 9/8/15 (Collateralized by U.S. Government Obligations valued at $103,201,899, 0% - 6.5%, 12/25/19 - 12/20/64)	100,357	100,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.83%, dated:
4/10/15 due 9/14/15 (Collateralized by U.S. Government Obligations valued at $57,787,867, 5.41% - 8.5%, 4/15/35 - 5/15/45)	$ 56,203	$ 56,000
4/21/15 due 9/18/15 (Collateralized by U.S. Government Obligations valued at $53,646,855, 5.61% - 24.57%, 6/15/29 - 2/15/44)	52,180	52,000
4/30/15 due 9/28/15 (Collateralized by U.S. Government Obligations valued at $59,827,382, 5.91% - 15.26%, 9/15/33 - 10/15/44)	58,202	58,000
0.85%, dated 4/27/15 due 9/3/15 (Collateralized by U.S. Government Obligations valued at $25,789,069, 5.63% - 5.91%, 7/25/38 - 3/25/45)	25,076	25,000
0.87%, dated:
5/29/15 due 10/5/15 (Collateralized by U.S. Government Obligations valued at $21,646,986, 5.41%, 8/25/44)	21,083	21,000
6/8/15 due 10/5/15 (Collateralized by Corporate Obligations valued at $258,257,861, 0.31% - 5.76%, 2/15/34 - 6/25/47)	240,051	239,000
0.9%, dated 6/29/15 due 10/5/15 (Collateralized by Corporate Obligations valued at $232,207,057, 0.06% - 8.4%, 6/15/25 - 8/28/47)	215,790	215,000
HSBC Securities, Inc. at 0.2%, dated 6/30/15 due 7/1/15 (Collateralized by Corporate Obligations valued at $262,503,279, 1.25% - 10.18%, 5/15/16 - 3/15/55)	250,001	250,000
J.P. Morgan Clearing Corp. at:
0.34%, dated:
6/8/15 due 7/7/15 (Collateralized by Equity Securities valued at $309,849,902)	285,081	285,000
6/10/15 due 7/7/15 (Collateralized by Equity Securities valued at $188,080,774)	173,046	173,000
6/26/15 due 7/7/15 (Collateralized by Equity Securities valued at $76,090,552)	70,020	70,000

	Maturity Amount (000s)	Value (000s)
0.78%, dated:
5/19/15 due 9/28/15 (Collateralized by Equity Securities valued at $227,385,533)	$ 209,820	$ 209,000
5/28/15 due 9/28/15 (Collateralized by Equity Securities valued at $138,145,112)	127,443	127,000
J.P. Morgan Securities, LLC at 0.78%, dated:
5/6/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $330,874,113, 0.38% - 6.88%, 3/25/35 - 2/12/51)	307,193	306,000
5/13/15 due 9/28/15 (Collateralized by Equity Securities valued at $280,179,682)	261,014	260,000
5/14/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $371,898,936, 0.27% - 49.64%, 7/15/27 - 2/15/51)	345,312	344,000
5/28/15 due 9/28/15 (Collateralized by Mortgage Loan Obligations valued at $89,704,786, 2.5% - 6.25%, 12/25/34 - 4/15/49)	83,290	83,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.2%, dated 6/30/15 due 7/1/15 (Collateralized by Equity Securities valued at $176,041,035)	163,001	163,000
0.28%, dated 6/25/15 due 7/2/15 (Collateralized by U.S. Government Obligations valued at $334,765,622, 0.94% - 7.05%, 5/16/29 - 2/20/65)	325,018	325,000
0.5%, dated 6/30/15 due 7/1/15 (Collateralized by Corporate Obligations valued at $380,105,280, 0% - 7.75%, 8/25/17 - 12/25/59)	362,005	362,000
0.81%, dated 5/7/15 due 8/5/15 (Collateralized by Equity Securities valued at $359,003,722)	332,672	332,000
0.87%, dated 6/8/15 due 8/6/15 (Collateralized by Corporate Obligations valued at $169,654,247, 0.27% - 5.83%, 9/25/31 - 8/7/52)	157,224	157,000
0.96%, dated:
5/21/15 due 9/25/15 (Collateralized by Corporate Obligations valued at $140,553,504, 0.35% - 6.08%, 1/25/34 - 8/12/49)	130,440	130,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
0.96%, dated:
6/30/15 due 10/30/15 (Collateralized by Corporate Obligations valued at $346,689,245, 0.34% - 7%, 1/25/21 - 6/25/58)	$ 322,044	$ 321,000
RBC Capital Markets Co. at:
0.24%, dated 6/24/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $77,216,864, 0% - 8.21%, 7/15/25 - 6/25/45)	75,007	75,000
0.31%, dated 6/23/15 due 7/7/15 (Collateralized by U.S. Government Obligations valued at $89,584,380, 0% - 8.21%, 2/1/30 - 5/20/45)	87,069	87,000
0.38%, dated:
5/29/15 due 7/7/15 (Collateralized by Equity Securities valued at $69,144,129)	64,060	64,000
6/24/15 due 7/7/15 (Collateralized by Municipal Bond Obligations valued at $52,539,859, 0% - 7.6%, 8/1/16 - 6/1/47)	50,045	50,000
0.4%, dated:
6/8/15 due 7/7/15 (Collateralized by Corporate Obligations valued at $28,031,389, 0.66% - 13%, 12/15/16 - 9/22/37)	26,009	26,000
6/30/15 due 7/7/15 (Collateralized by Mortgage Loan Obligations valued at $28,080,312, 0.26% - 7%, 5/25/29 - 12/10/49)	26,004	26,000

	Maturity Amount (000s)	Value (000s)
0.42%, dated 6/8/15 due 7/7/15 (Collateralized by Mortgage Loan Obligations valued at $69,004,621, 0.26% - 7.5%, 8/25/20 - 12/10/49)	$ 64,022	$ 64,000
Wells Fargo Securities, LLC at 0.2%, dated 6/30/15 due 7/1/15 (Collateralized by Equity Securities valued at $162,000,915)	150,001	150,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $6,054,000)		6,054,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $65,440,557)		65,440,557
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(250,191)
NET ASSETS - 100%		$ 65,190,366
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $496,000,000 or 0.8% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,247,561,000 due 7/01/15 at 0.11%
BNP Paribas Securities Corp.	$ 392,198
Citibank NA	163,688
Citigroup Global Markets, Inc.	81,844
HSBC Securities (USA), Inc.	106,397
Merrill Lynch, Pierce, Fenner & Smith, Inc.	114,752
Wells Fargo Securities LLC	388,682
$ 1,247,561
$784,599,000 due 7/01/15 at 0.14%
BNP Paribas Securities Corp.	$ 58,105
Bank of America NA	$ 222,029
Citibank NA	68,359
Credit Agricole CIB New York Branch	13,672
HSBC Securities (USA), Inc.	14,492
ING Financial Markets LLC	27,343
J.P. Morgan Securities, Inc.	205,076
Merrill Lynch, Pierce, Fenner & Smith, Inc.	10,779
Societe Generale	62,206
Wells Fargo Securities LLC	102,538
$ 784,599
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2015, the cost of investment securities for income tax purposes was $65,440,557,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Institutional Money Market Funds:

Treasury Portfolio

June 30, 2015

1.803306.111

TRES-QTLY-0815

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 31.5%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 31.5%
U.S. Treasury Bills
7/9/15 to 10/1/15	0.12 to 0.15%	$ 547,000	$ 546,874
U.S. Treasury Notes
7/15/15 to 10/31/16	0.06 to 0.35 (b)	4,390,410	4,410,293
TOTAL TREASURY DEBT (Cost $4,957,167)			4,957,167
Treasury Repurchase Agreement - 68.5%
	Maturity Amount (000s)
In a joint trading account at 0.12% dated 6/30/15 due 7/1/15
(Collateralized by U.S. Treasury Obligations) #	$ 2,790,750	2,790,741
(Collateralized by U.S. Treasury Obligations) #	474,736	474,734
With:
BNP Paribas Securities Corp. at 0.08%, dated:
5/26/15 due 7/7/15 (Collateralized by U.S. Treasury Obligations valued at $794,048,409, 0.07% - 7.63%, 10/31/15 - 8/15/44)	776,102	776,000
5/27/15 due 7/7/15 (Collateralized by U.S. Treasury Obligations valued at $596,074,970, 0% - 9.25%, 7/15/15 - 8/15/44)	584,079	584,000
5/28/15 due 7/7/15 (Collateralized by U.S. Treasury Obligations valued at $127,523,890, 0.07% - 7.88%, 11/15/15 - 2/15/41)	125,017	125,000
Federal Reserve Bank of New York at:
0.05%, dated 6/30/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $2,082,002,900, 3.13%, 11/15/41)	2,082,003	2,082,000
0.07%, dated:
6/25/15 due 7/2/15 (Collateralized by U.S. Treasury Obligations valued at $1,298,015,176, 2.25%, 7/31/18)	1,298,018	1,298,000

	Maturity Amount (000s)	Value (000s)
Federal Reserve Bank of New York at: - continued
0.07%, dated: - continued
6/29/15 due 7/1/15 (Collateralized by U.S. Treasury Obligations valued at $2,000,007,893, 8%, 11/15/21)	$ 2,000,008	$ 2,000,000
ING Financial Markets LLC at 0.1%, dated 6/9/15 due 8/4/15 (Collateralized by U.S. Treasury Obligations valued at $77,681,883, 0.5% - 9.25%, 2/15/16 - 5/15/45)	76,012	76,000
Wells Fargo Securities, LLC at:
0.1%, dated 5/4/15 due 8/3/15 (Collateralized by U.S. Treasury Obligations valued at $239,738,664, 0% - 2.13%, 9/10/15 - 6/30/22)	235,059	235,000
0.12%, dated:
2/9/15 due 7/9/15 (Collateralized by U.S. Treasury Obligations valued at $147,970,029, 0% - 0.08%, 8/27/15 - 4/30/17)	145,073	145,000
2/11/15 due 7/13/15 (Collateralized by U.S. Treasury Obligations valued at $111,231,898, 0.63% - 1.38%, 11/30/15 - 2/15/17)	109,055	109,000
6/15/15 due 9/21/15 (Collateralized by U.S. Treasury Obligations valued at $76,504,125, 2.38%, 8/15/24)	75,025	75,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $10,770,475)		10,770,475
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $15,727,642)	15,727,642
NET OTHER ASSETS (LIABILITIES) - 0.0%	6,158
NET ASSETS - 100%	$ 15,733,800
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,790,741,000 due 7/01/15 at 0.12%
BNP Paribas Securities Corp.	$ 37,140
Citibank NA	535,720
Credit Agricole CIB New York Branch	839,295
J.P. Morgan Securities, Inc.	892,866
Societe Generale	357,147
Wells Fargo Securities LLC	128,573
$ 2,790,741
$474,734,000 due 7/01/15 at 0.12%
Bank of Nova Scotia	$ 222,781
Wells Fargo Securities LLC	251,953
$ 474,734
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At June 30, 2015, the cost of investment securities for income tax purposes was $15,727,642,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 31, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 31, 2015